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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Elizabeth A. Watson, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS June 30, 2005 (Unaudited)
QUANT SMALL CAP FUND

COMMON STOCK - 96.1%
	Shares	Value
AEROSPACE & DEFENSE - 2.0%
EDO Corporation	31,730	$949,044
Engineered Support Systems, Inc.	26,145	936,776
		1,885,820
COMMERCIAL SERVICES & SUPPLIES - 8.4%
Charles River Associates Inc. (a)	21,315	1,147,813
Imagistics International, Inc. (a)	47,255	1,323,140
Kforce Inc. (a)	223,290	1,889,033
Waste Connections, Inc. (a)	91,385	3,407,747
		7,767,733
COMMUNICATIONS EQUIPMENT - 1.9%
Comverse Technology, Inc. (a)	74,685	1,766,300

COMPUTERS & PERIPHERALS - 1.8%
ATI Technologies Inc. (a)	73,420	870,027
Pinnacle Systems, Inc. (a)	144,475	794,613
		1,664,640
CONSTRUCTION MATERIAL - 2.4%
Florida Rock Industries, Inc.	30,732	2,254,192

DIVISIFIED FINANCIAL SERVICES - 1.4%
Cash America International, Inc.	21,275	428,053
Euronet Worldwide, Inc. (a)	31,635	919,629
		1,347,682

ELECTRIC & WATER UTILITIES - 1.5%
Nalco Holding Company (a)	17,240	338,421
Ormat Technologies Inc.	52,875	1,009,913
		1,348,334
ENERGY EQUIPMENT & SERVICES - 4.3%
Core Laboratories N.V. (a)	103,085	2,764,740
Grey Wolf, Inc. (a)	159,695	1,183,340
		3,948,080
FOOD PRODUCTS - 1.5%
United Natural Foods, Inc. (a)	45,220	1,373,331

FOOTWEAR - 1.4%
Brown Shoe Company, Inc.	32,375	1,267,481
HEALTH CARE EQUIPMENT & SERVICES - 8.5%
Schein (Henry), Inc. (a)	42,450	1,762,524
Sierra Health Services, Inc. (a)	50,395	3,601,227
Ventiv Health, Inc. (a)	129,301	2,492,923
		7,856,674
HOTELS, RESTAURANTS & LEISURE - 8.3%

International Speedway Corporation	36,835	2,072,337
Intrawest Corporation	21,755	523,860
Magna Entertainment Corporation	128,085	722,399
RARE Hospitality International, Inc. (a)	78,547	2,393,327
Vail Resorts, Inc. (a)	68,505	1,924,991
		7,636,914
HOUSEHOLD DURABLES - 4.1%
Toll Brothers, Inc. (a)	37,485	3,806,602

INSURANCE - 1.8%
Selective Insurance Group, Inc.	33,005	1,635,398

MACHINERY - 4.4%
Actuant Corporation Class A (a)	16,310	781,901
Gardner Denver, Inc. (a)	30,215	1,059,942
TurboChef Technologies, Inc.	39,112	700,887
UNOVA, Inc. (a)	58,300	1,552,529
		4,095,259
MEDIA - 5.4%
Cumulus Media Inc. (a)	32,660	384,735
Entercom Communications	96,350	3,207,492
Corporation (a)
Playboy Enterprises, Inc. (a)	105,405	1,363,941
		4,956,168
METALS & MINING - 1.3%
Coeur d’Alene Mines Corporation (a)	341,295	1,238,901

OIL & GAS - 3.5%
Chesapeake Energy Corporation	59,271	1,351,379
Plains Exploration & Production	52,610	1,869,233
Company (a)
		3,220,612
PHARMACEUTICALS & BIOTECHNOLOGY - 1.7%
MGI Pharma, Inc. (a)	70,520	1,534,515

REAL ESTATE - 14.2%
American Campus Communities, Inc.	57,005	1,292,874
Bimini Mortgage Management, Inc.	27,900	393,390
Capital Automotive	24,755	944,898
Entertainment Properties Trust	95,690	4,401,740
FelCor Lodging Trust Inc. (a)	68,410	990,577
Universal Health Realty Income Trust	19,445	741,049
Ventas, Inc.	144,110	4,352,122
		13,116,650
RETAILING - 5.1%
A.C. Moore Arts & Crafts, Inc. (a)	12,635	399,392
Dress Barn, Inc. (a)	67,665	1,531,259

Urban Outfitters, Inc. (a)	48,535	2,751,449
		4,682,100
SOFTWARE & SERVICES - 6.3%
Ask Jeeves, Inc. (a)	10,920	329,675
Henry (Jack) & Associates Inc.	16,250	297,538
Take-Two Interactive Software Inc. (a)	101,325	2,578,721
Ulticom, Inc. (a)	117,230	1,243,810
Verint Systems Inc. (a)	41,945	1,348,951
		5,798,695

WIRELESS TELECOMMUNICATION SERVICES - 4.9%
Crown Castle International Corporation (a)	223,650	4,544,568

TOTAL COMMON STOCK
(Cost $60,722,056)		88,746,649

SHORT TERM INVESTMENTS - 3.4%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 0.90%,
07/01/05, (Dated 6/30/05),
Collateralized by $3,245,000
U.S. Treasury Note 3.625%,
06/30/07, Market Value
$3,240,944, Repurchase
Proceeds $3,175,079 (Cost
$3,175,000)	$ 3,175,000	$3,175,000
TOTAL INVESTMENTS - 99.5%
(Cost $63,897,056) (b)		91,921,649
OTHER ASSETS & LIABILITIES (NET) - 0.5%		475,519
NET ASSETS - 100%		$92,397,168

(a) Non-income producing security.
(b)	At June 30, 2005, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $63,944,531 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$29,099,278
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,122,160)

Net unrealized appreciation		$27,977,118

PORTFOLIO OF INVESTMENTS June 30, 2005 (Unaudited)
QUANT GROWTH AND INCOME FUND

COMMON STOCK - 98.6%
	Shares	Value
AEROSPACE & DEFENSE- 1.9%
Lockheed Martin Corporation	12,800	$830,336
United Technologies Corporation	2,400	123,240
		953,576
BANKS - 6.5%
Bank of America Corporation	50,900	2,321,549
National City Corporation	12,700	433,324
Wachovia Corporation	8,700	431,520
Zions Bancorporation	600	44,118
		3,230,511
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Career Education Corporation	12,400	453,964

COMMUNICATIONS EQUIPMENT - 3.4%
Cisco Systems, Inc. (a)	49,800	951,678
Motorola, Inc.	41,100	750,486
		1,702,164

COMPUTERS & PERIPHERALS - 3.9%
Apple Computer, Inc. (a)	36,100	1,328,841
Dell Computer Corporation (a)	15,800	624,258
		1,953,099

DIVERSIFIED FINANCIAL SERVICES - 6.3%
Capital One Financial Corporation	12,600	1,008,126
CIT Group Inc.	18,600	799,242
Citigroup Inc.	4,766	220,332
Countrywide Financial Corporation	29,900	1,154,439
		3,182,139
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%
AT&T Corporation	53,100	1,011,024
CenturyTel, Inc.	5,900	204,317
Verizon Communications Inc.	22,800	787,740
		2,003,081
ELECTRIC UTILITIES - 3.3%
TXU Corporation	19,600	1,628,564

FOOD & STAPLES RETAILING - 2.8%
Dean Foods Company	7,500	264,300
Pilgrim’s Pride Corporation	18,100	617,753
Supervalu Inc.	13,700	446,757
Treehouse Foods Inc.	1,500	42,765
		1,371,575

GAS UTILITIES - 1.5%
Sempra Energy	18,600	768,366
HEALTH CARE EQUIPMENT & SERVICES - 7.3%
Express Scripts, Inc. (a)	13,600	679,728
Humana Inc. (a)	8,300	329,842
McKesson Corporation	24,400	1,092,876
UnitedHealth Group Inc.	29,400	1,532,916
		3,635,362
HOTELS, RESTAURANTS & LEISURE - 3.3%
Darden Restaurants, Inc.	21,400	705,772
Hilton Hotels Corporation	4,700	112,095
Marriott International, Inc.	6,600	450,252
McDonald’s Corporation	14,100	391,275
		1,659,394
HOUSEHOLD DURABLES - 0.8%
Newell Rubbermaid, Inc.	16,500	393,360

HOUSEHOLD PRODUCTS - 2.0%
Energizer Holdings, Inc. (a)	2,500	155,425
Procter & Gamble Company	16,400	865,100
		1,020,525
INDUSTRIAL CONGLOMERATES - 3.7%
General Electric Company	53,800	1,864,170

INSURANCE - 5.5%
AFLAC Inc.	16,200	701,136
American International Group, Inc.	11,900	691,390
MetLife, Inc.	17,100	768,474
Progressive Corporation	5,900	582,979
		2,743,979
MACHINERY - 1.2%
Cummins, Inc.	8,400	626,724

MEDIA - 2.3%
Disney (Walt) Company	4,700	118,346
Gannett Co., Inc.	14,400	1,024,272
		1,142,618
METALS & MINING - 2.1%
Phelps Dodge Corporation	9,800	906,500
United States Steel Corporation	4,500	154,665
		1,061,165
OIL & GAS - 10.1%

Exxon Mobil Corporation	37,600	2,160,872
Occidental Petroleum Corporation	7,500	576,975
Sunoco, Inc.	10,500	1,193,640
Valero Energy Corporation	14,100	1,115,451
		5,046,938
PHARMACEUTICALS & BIOTECHNOLOGY - 7.2%

Biogen Idec, Inc. (a)	3,600	124,020
Invitrogen Corporation (a)	1,100	91,619
Johnson & Johnson	35,300	2,294,500
Merck & Co., Inc.	36,300	1,118,040
		3,628,179
RETAILING - 6.2%
Circuit City Stores, Inc.	8,300	143,507
Federated Department Stores, Inc.	17,000	1,245,760
Sherwin-Williams Company	10,000	470,900
Staples, Inc.	57,900	1,234,428
		3,094,595
SEMICONDUCTOR EQUIPMENT- 3.4%
Intel Corporation	65,200	1,699,112

SOFTWARE & SERVICES- 6.2%
Autodesk, Inc.	32,400	1,113,588
Symantec Corporation (a)	82,400	1,791,376
VeriSign, Inc. (a)	5,900	169,684
		3,074,648
TRANSPORTATION- 2.8%
Ship Finance International Limited	32,700	618,357
Yellow Roadway Corporation (a)	8,800	447,040
Union Pacific Corporation	4,800	311,040
		1,376,437
TOTAL COMMON STOCK		49,314,245
(Cost $44,402,837) (b)
OTHER ASSETS & LIABILITIES (NET) - 1.4%		695,776
NET ASSETS - 100%		$50,010,021

(a) Non-income producing security.
(b)	At June 30, 2005, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 44,420,952 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$5,690,083
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(796,790)
Net unrealized appreciation		$4,893,293

PORTFOLIO OF INVESTMENTS June 30, 2005 (Unaudited)
QUANT EMERGING MARKETS FUND

COMMON STOCK - 94.3%
	Shares	Value
BRAZIL - 7.1%
Companhia Energetica de Minas Gerais (a)	23,615	$752,138
Companhia Siderurgica Nacional (a)	46,245	746,857	-
Gerdau SA (a)	105,658	1,028,052
Petroleo Brasileiro SA (a)	23,229	1,069,463
Usinas Siderurgica de Minas
Gerais SA (a)	60,900	990,289
		4,586,799
CHINA - 7.8%
Aluminium Corporation of China	734,000	408,452
China Mobile Ltd.	406,000	1,512,284
Jiangxi Copper Company Ltd.	883,000	431,721
PetroChina Company Ltd.	2,414,000	1,785,928
Sinopec Shanghai Petrochemical	2,549,000	869,110
		5,007,495
HUNGARY - 4.2%
MOL Hungarian Oil & Gas	17,400	1,459,904
OTP Bank Ltd.	35,700	1,209,841
		2,669,745
INDIA - 4.9%
Infosys Technologies Ltd. (a)	16,100	1,247,267
Mahindra & Mahindra Ltd. (b)	59,200	750,656
State Bank of India (b)	28,527	1,139,368
		3,137,291
ISRAEL - 3.6%
Bank Leumi Le Israel	415,800	1,069,401
Teva Pharmaceutical Industries Ltd. (a)	39,400	1,226,916
		2,296,317
MALAYSIA - 3.1%
Malaysia International Shipping
Corporation Bhd	121,000	569,974
YTL Corporation Bhd	989,000	1,392,408
		1,962,382
MEXICO - 8.2%
Alfa SA	179,000	1,015,760
America Movil SA	445,300	1,326,909
Consorcio Ara SA (c)	211,000	728,633
Controladora Comercial
Mexicana SA de CV	721,300	870,448
Grupo Financiero Banorte S.A.	92,500	609,654
Telefonos De Mexico	752,000	710,639
		5,262,043
PHILIPPINES - 1.5%
Philippine Long Distance

Telephone Company	33,100	960,279

POLAND - 0.8%
KGHM Polska Miedz SA (c)	50,000	508,738

RUSSIA - 3.7%
LUKoil Holding (a)	20,800	765,648
OAO Tatneft (a)	25,750	952,750
Surgutneftegaz (a)	17,300	646,501
		2,364,899
SOUTH AFRICA - 12.8%
African Bank Investments Ltd.	395,000	1,106,003
Foschini Ltd.	193,300	1,143,265
MTN Group Ltd.	123,000	814,960
Old Mutual PLC	623,000	1,361,942
Reunert Ltd.	126,790	695,978
Standard Bank Group Ltd.	164,897	1,596,243
Tiger Brands Ltd.	85,400	1,457,742
		8,176,133

SOUTH KOREA - 19.2%
Daelim Industrial Company Ltd.	21,110	1,131,586
GS Engineering & Construction
Company Ltd.	17,120	564,869
Hyundai Motor Company Ltd.	24,390	1,356,967
Korea Electric Power Corporation	35,420	1,086,419
Posco	6,850	1,209,603
Samsung Electronics Company Ltd.	8,340	3,986,415
Shinhan Financial Group Ltd.	46,070	1,199,113
SK Corporation	19,250	1,020,706
SK Telecom Company Ltd.	4,090	720,251
		12,275,929
TAIWAN - 14.0%
Asustek Computer Inc.	311,000	878,603
China Steel Corporation	676,162	683,747
Evergreen Marine	271,000	241,498
Delta Electronics Inc.	676,113	1,050,116
Formosa Chemical & Fiber Corp	149,000	289,572
Hon Hai Precision Industry Corporation Ltd.	332,549	1,728,687
Mega Financial Holding Company	971,000	639,765
Synnex Technology International Corporation	319,330	465,196
Taishin Financial	1,338,918	1,123,346
Taiwan Mobile Co., Ltd.	243,000	250,333
Wan Hai Lines Ltd.	1,578,000	1,570,770
		8,921,633
THAILAND - 1.4%
PTT Public Company	158,300	861,575

TURKEY - 2.0%

	Turkiye Garanti Bankasi AS (c)	303,500	1,310,154

TOTAL COMMON STOCK			60,301,412
	(Cost $48,377,208)

PREFERRED STOCK - 1.5%
BRAZIL - 1.5%
	Braskem SA (a)	25,672	430,776
	Sadia SA (a)	26,199	507,213
			937,989
TOTAL PREFERRED STOCK
	(Cost $790,187)		937,989

	SHORT TERM INVESTMENTS -3.7%
		Par Value		Value
	State Street Bank & Trust
	Repurchase Agreement 0.90%,
	07/01/05, (Dated 6/30/05),
	Collateralized by $2,400,000
	U.S. Treasury Bill,
	07/14/05, Market Value
	$2,397,000, Repurchase
	Proceeds $2,349,059 (Cost
	$2,349,000)	$ 2,349,000		$ 2,349,000
	TOTAL INVESTMENTS - 99.5%
	(Cost $49,167,395) (d)			63,588,401
	OTHER ASSETS & LIABILITIES - 0.5%			348,863
	NET ASSETS - 100%			$ 63,937,264

(a)	ADR - American Depository Receipts
(b)	GDR - Global Depository Receipts
(c)	Non-income producing security.
(d)	At June 30, 2005, the unrealized appreciation of investments
	based on aggregate cost for federal tax purposes of $ 49,200,117
	was as follows:

	Aggregate gross unrealized appreciation for all
	investments in which there is an excess of
	value over tax cost			$ 15,076,527
	Aggregate gross unrealized depreciation for all
	investments in which there is an excess of tax
	cost over value			(688,243)

	Net unrealized appreciation			$ 14,388,284

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Consumer Discretionary	6.7%
Consumer Staples	3.2%
Energy	14.0%
Financial	20.2%
Health Care	2.0%
Industrial	9.5%
Information Technology	16.4%
Material	12.4%
Telecommunication Services	10.3%
Utilities	5.3%

PORTFOLIO OF INVESTMENTS June 30, 2005 (Unaudited)
QUANT FOREIGN VALUE FUND

COMMON STOCK - 89.1%
	Shares	Value
AUSTRALIA - 2.0%
BHP Billiton Ltd.	219,000	$3,027,445
BHP Billiton PLC	155,380	1,983,330
		5,010,775
CANADA - 2.1%
Methanex Corporation	324,990	5,324,141

CROATIA - 0.3%
Pliva D D (b)	56,000	715,680

FINLAND - 9.4%
Cargotec Corporation (a)	69,900	1,950,995
KCI Konecranes OYJ	138,520	5,907,490
Kone Corporation OYJ-B (a)	69,900	4,186,140
UPM-Kymmene OYJ	274,430	5,269,142
Yit-Yhtyma OYJ	191,800	6,404,557
		23,718,324
FRANCE - 8.8%
Christian Dior	78,430	6,082,353
Compagnie de Saint Gobain SA	97,120	5,392,102
Imerys SA	76,810	5,292,281
Peugeot SA	92,440	5,477,850
		22,244,586

GERMANY - 2.1%
Continental AG	73,600	5,306,188
IRELAND - 4.7%
CRH PLC	221,817	5,839,627
Greencore Group PLC	1,396,912	6,084,192
		11,923,819
ITALY - 2.0%
ENI Spa	28,000	721,893
ENI Spa (c)	33,800	4,333,160
Parmalat Finanziaria Spa (a)	333,001	38,274
		5,093,327
JAPAN - 9.6%
eAccess Ltd.	5,510	3,711,090
Kansai Electric Power Company Inc.	270,700	5,442,800
Maruichi Steel Tube Ltd.	257,000	5,514,922
Showa Denko K.K.	1,759,000	4,171,103
Tokyo Electric Power Company Inc.	223,900	5,339,604
		24,179,519
MEXICO - 2.0%

Cemex S.A. de C.V. (c)	116,714	4,951,028

NETHERLANDS - 2.3%
ABN-AMRO Holdings NV	230,805	5,682,521

NORWAY - 7.1%
Aker Seafoods ASA (a)	270,800	1,387,083
Camillo Eitzen & Company	400,470	4,117,857
DNB Holding ASA	573,200	5,981,606
Yara International ASA	410,700	6,530,809
		18,017,355
PORTUGAL - 1.9%
Portugal Telecom SGPS SA	497,700	4,720,795

SOUTH AFRICA - 5.9%
Impala Platinum Holdings Ltd.	53,610	4,792,233
Sappi Ltd.	449,180	4,963,575
Sasol Ltd.	189,270	5,123,869
		14,879,677
SOUTH KOREA - 5.1%
Samsung Electronics Company Ltd.	2,110	1,008,554
Samsung Electronics Company Ltd. (b) (d)	4,400	1,052,700
Samsung SDI Company Ltd.	52,870	4,967,273
SK Telecom Company Ltd.	32,360	5,698,616
		12,727,143
SPAIN - 4.3%
Banco Bilbao Vizcaya Argentaria	354,490	5,472,504
Repsol YPF SA	115,800	2,964,528
Repsol YPF SA (c)	100,000	2,513,000
		10,950,032
SWEDEN - 4.1%
Autoliv Inc.	93,230	4,083,474
Autoliv Inc.(e)	26,900	1,173,627
Svenska Cellulosa AB	156,880	5,025,370
		10,282,471
UNITED KINGDOM - 15.4%
Barratt Developments PLC	480,820	6,176,162
Bellway PLC	374,440	5,793,126
Crest Nicholson PLC	734,330	5,055,247
FKI PLC	2,383,760	4,155,967
Lloyds TSB Group PLC	666,784	5,654,136
Persimmon PLC	432,204	6,051,454
Wimpey (George) PLC	746,838	5,877,747
		38,763,839
TOTAL COMMON STOCK
(Cost $184,821,281)		224,491,220

PREFERRED STOCK - 1.2%
SOUTH KOREA - 1.2%
Samsung Electronics Company Ltd.	9,500	3,120,706
TOTAL PREFERRED STOCK
(Cost $1,187,684)		3,120,706

SHORT TERM INVESTMENTS - 9.0%
	Par Value	Value
United States- 9.0%
American Express Credit Corporation
Commercial Paper, Yield of 3.05%,
Maturing on 07/06/05
(Cost $5,231,000)	$ 5,231,000	$ 5,231,000

General Electric Capital Corporation
Commercial Paper, Yield of 3.10%,
Maturing on 07/05/05
(Cost $8,365,000)	$ 8,365,000	$ 8,365,000

Prudential Funding Corporation
Commercial Paper, Yield of 3.10%,
Maturing on 07/01/05
(Cost $3,844,000)	3,844,000	3,844,000

Prudential Funding Corporation
Commercial Paper, Yield of 3.20%,
Maturing on 07/07/05
(Cost $5,231,000)	5,231,000	5,231,000

TOTAL SHORT TERM INVESTMENTS - 9.0%
(Cost $22,671,000) (b)		22,671,000

TOTAL INVESTMENTS - 99.3%
(Cost $208,679,965) (f)		250,282,926

OTHER ASSETS & LIABILITIES (NET) - 0.7%		1,627,813
NET ASSETS - 100%		$ 251,910,739

(a) Non-income producing security.
(b) GDR - Global Depository Receipts
(c) ADR - American Depository Receipts
(d)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. (Note 2)
(e) SDR - Swedish Depository Receipts
(f)	At June 30, 2005, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 208,679,965 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost	$ 47,700,679
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(6,097,718)

Net unrealized appreciation	$ 41,602,961

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Consumer Discretionary	22.5%
Consumer Staples	3.3%
Energy	6.9%
Financial	10.0%
Health Care	0.3%
Industrial	14.1%
Information Technology	4.5%
Material	27.5%
Telecommunication Services	6.2%
Utilities	4.7%

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By: ______________________

Willard L. Umphrey

Chairman, President and Trustee

Date: August 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ___________________

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: August 15, 2005

By: ___________________

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: August 15, 2005